Average Annual Total Returns - Invesco BulletShares 2028 Corporate Bond ETF	ETF InceptionDate	ETF 1Year	ETF SinceInception	ETF Return After Taxes on Distributions 1Year	ETF Return After Taxes on Distributions SinceInception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1Year	ETF Return After Taxes on Distributions and Sale of Fund Shares SinceInception	Nasdaq BulletShares® USD Corporate Bond 2028 Index (reflects no deduction for fees, expenses or taxes) 1Year	Nasdaq BulletShares® USD Corporate Bond 2028 Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg US Corporate Index (reflects no deduction for fees, expenses or taxes) 1Year	Bloomberg US Corporate Index (reflects no deduction for fees, expenses or taxes) SinceInception
Total	Aug. 09, 2018	10.29%	10.57%	9.11%	9.16%	6.05%	7.51%	10.62%	10.84%	9.89%	10.02%